Sep. 08, 2016

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Select Class and Institutional Class Shares)

JPMorgan Tax Aware Real Return Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

(Select Class and Institutional Class Shares)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Tax Free Funds

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan California Tax Free Bond Fund

(All Share Classes)

Prospectus, Summary Prospectuses and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Intermediate Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.38	0.38	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.13	0.13	0.11	0.11

Total Annual Fund Operating Expenses	0.93	1.43	0.66	0.66
Fee Waivers and Expense Reimbursements[1]	(0.18)	(0.18)	(0.26)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.40	0.40

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.40% and 0.40% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	227	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	127	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

JPMorgan New York Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.40	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.15	0.15	0.14

Total Annual Fund Operating Expenses	0.94	1.45	0.70	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	(0.20)	(0.20)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	227	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	127	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

JPMorgan California Tax Free Bond

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.41	0.42	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.16	0.17	0.14

Total Annual Fund Operating Expenses	0.94	1.46	0.72	0.69
Fee Waivers and Expense Reimbursements[1]	(0.34)	(0.36)	(0.22)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.60	1.10	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60%, 1.10%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	212	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	112	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

JPMorgan Tax Aware Income Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.48	0.50	0.49
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.25	0.24

Total Annual Fund Operating Expenses	1.13	1.65	0.89
Fee Waivers and Expense Reimbursements[1]	(0.38)	(0.40)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	227	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	127	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

JPMorgan Tax Aware Real Return Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.37	0.39	0.38	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.12	0.14	0.13	0.11

Total Annual Fund Operating Expenses	0.97	1.49	0.73	0.71
Fee Waivers and Expense Reimbursements[1]	(0.22)	(0.24)	(0.23)	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	227	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	127	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

JPMorgan Managed Income Fund — Select Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.43
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.18

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.59
Fee Waivers and Expense Reimbursements[1]	(0.34)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Select Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	26	119	260	671

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.36	0.35
Shareholder Service Fees	0.25	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.11	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.71	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.16)	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, 0.55% and 0.55% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

JPMorgan Managed Income Fund — Institutional Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.35
Shareholder Service Fees	0.25 [2]
Remainder of Other Expenses	0.10

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.51
Fee Waivers and Expense Reimbursements[1]	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	26	110	232	589

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.39	0.40	0.35
Shareholder Service Fees	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.